CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Securities held to maturity, fair value	$ 10,020	$ 10,250	$ 6,553
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, par value
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value
Common stock, shares issued	16,288,928	15,908,893	12,827,803
Common stock, shares outstanding	16,288,928	15,908,893	12,827,803
Accumulated other comprehensive income (loss) - net unrealized loss on securities available for sale, tax	$ 437	$ 186	$ 186